SCHEDULE OF PROVISION FOR INCOME TAXES PROVISIONS (BENEFITS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current tax on profits for the year	$ 220,570
Total Current Tax Expense	220,570
(Increase) decrease in deferred tax assets	29,240	(29,230)
Decrease in deferred tax liabilities	(1,313,406)	(99,622)
Total Deferred Tax Expense	(1,284,166)	(128,852)
(Benefit from) Provision for Income Taxes	(1,063,596)	$ (128,852)	[1]
Foreign [Member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	220,570
Total Deferred Tax Expense	(1,135,678)
Federal [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense	(124,478)
State [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense	(24,010)
INDONESIA [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	(29,039)
Total Deferred Tax Expense	(145,289)
(Benefit from) Provision for Income Taxes	(174,328)
INDONESIA [member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	(29,039)
Total Deferred Tax Expense	(145,289)
INDONESIA [member] | Federal [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
INDONESIA [member] | State [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
NEW ZEALAND [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	6,050
Total Deferred Tax Expense	(54,100)
(Benefit from) Provision for Income Taxes	(48,050)
NEW ZEALAND [member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	6,050
Total Deferred Tax Expense	(54,100)
NEW ZEALAND [member] | Federal [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
NEW ZEALAND [member] | State [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SINGAPORE [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense	29,503
(Benefit from) Provision for Income Taxes	29,503
SINGAPORE [member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense	29,503
SINGAPORE [member] | Federal [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SINGAPORE [member] | State [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SOUTH AFRICA [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	46,129
Total Deferred Tax Expense	(607,462)
(Benefit from) Provision for Income Taxes	(561,333)
SOUTH AFRICA [member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	46,129
Total Deferred Tax Expense	(607,462)
SOUTH AFRICA [member] | Federal [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SOUTH AFRICA [member] | State [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
UK [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	197,430
Total Deferred Tax Expense	(358,330)
(Benefit from) Provision for Income Taxes	(160,900)
UK [member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	197,430
Total Deferred Tax Expense	(358,330)
UK [member] | Federal [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
UK [member] | State [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
USA [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense	(148,488)
(Benefit from) Provision for Income Taxes	(148,488)
USA [member] | Foreign [Member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense
USA [member] | Federal [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense	(124,478)
USA [member] | State [Member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense	$ (24,010)

[1]	Restatement details in Note 2